UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.6%
Producer Durables - 22.0%
Aerospace - 1.2%
TransDigm Group, Inc.	91,255	$25,323,262

Back Office Support, HR & Consulting - 3.1%
Copart, Inc. (a)	872,110	31,648,872
CoStar Group, Inc. (a)	109,992	32,530,134

		64,179,006

Commercial Services - 0.8%
Advanced Disposal Services, Inc. (a)	709,089	17,670,498

Commercial Services: Rental & Leasing - 1.3%
SiteOne Landscape Supply, Inc. (a)	429,443	27,273,925

Diversified Manufacturing Operations - 1.0%
Carlisle Cos., Inc.	193,468	21,248,590

Engineering & Contracting Services - 0.9%
Dycom Industries, Inc. (a)	204,980	18,003,393

Machinery: Industrial - 4.5%
Gardner Denver Holdings, Inc. (a)	1,103,457	31,834,735
Kennametal, Inc.	617,760	26,965,224
Nordson Corp.	279,270	35,380,716

		94,180,675

Machinery: Tools - 1.6%
Lincoln Electric Holdings, Inc.	362,477	33,228,267

Railroads - 1.1%
Genesee & Wyoming, Inc. - Class A (a)	317,801	22,811,756

Scientific Instruments: Control & Filter - 2.4%
IDEX Corp.	282,653	36,238,941
National Instruments Corp.	289,541	13,029,345

		49,268,286

Scientific Instruments: Electrical - 2.9%
AMETEK, Inc.	372,659	25,150,756
AO Smith Corp.	577,670	34,198,064

		59,348,820

Transportation Miscellaneous - 1.2%
Expeditors International of Washington, Inc.	414,797	24,215,849

		456,752,327

Technology - 21.6%
Communications Technology - 1.7%
Ciena Corp. (a)	727,540	15,474,776
Lumentum Holdings, Inc. (a)(b)	321,840	20,324,196

		35,798,972

Computer Services, Software & Systems - 12.7%
Aspen Technology, Inc. (a)	301,768	19,470,071
FireEye, Inc. (a)(b)	1,165,210	19,715,353

Company	Shares	U.S. $ Value
GrubHub, Inc. (a)(b)	548,170	$33,449,334
Guidewire Software, Inc. (a)	340,799	27,257,104
HubSpot, Inc. (a)	236,670	20,483,789
New Relic, Inc. (a)	518,600	26,619,738
Splunk, Inc. (a)	535,431	36,034,506
Trade Desk, Inc. (The) - Class A (a)(b)	457,875	30,183,120
Tyler Technologies, Inc. (a)	185,610	32,906,797
Ultimate Software Group, Inc. (The) (a)	15,827	3,206,392
Wix.com Ltd. (a)	215,168	15,018,726

		264,344,930

Computer Technology - 1.8%
LogMeIn, Inc.	308,080	37,293,084

Electronic Entertainment - 1.6%
Take-Two Interactive Software, Inc. (a)	290,913	32,189,523

Electronics - 0.9%
Coherent, Inc. (a)	71,200	18,704,952

Semiconductors & Component - 1.5%
Marvell Technology Group Ltd.	1,682,200	31,070,234

Telecommunications Equipment - 1.4%
Arista Networks, Inc. (a)	142,000	28,384,380

		447,786,075

Consumer Discretionary - 20.6%
Diversified Retail - 2.3%
Floor & Decor Holdings, Inc. - Class A (a)	625,483	23,580,709
Ollie’s Bargain Outlet Holdings, Inc. (a)	528,312	23,589,131

		47,169,840

Education Services - 5.8%
2U, Inc. (a)(b)	477,340	30,373,144
Bright Horizons Family Solutions, Inc. (a)	379,978	32,792,101
Chegg, Inc. (a)(b)	1,222,592	18,962,402
Grand Canyon Education, Inc. (a)	434,543	38,895,944

		121,023,591

Leisure Time - 6.0%
Hilton Grand Vacations, Inc. (a)	754,753	30,914,683
Norwegian Cruise Line Holdings Ltd. (a)	407,100	22,695,825
Planet Fitness, Inc.	1,270,463	33,845,134
Vail Resorts, Inc.	165,640	37,934,873

		125,390,515

Restaurants - 1.4%
Buffalo Wild Wings, Inc. (a)	169,360	20,018,352
Dave & Buster’s Entertainment, Inc. (a)	187,238	9,024,872

		29,043,224

Company	Shares	U.S. $ Value
Specialty Retail - 5.1%
Burlington Stores, Inc. (a)	319,110	$29,961,238
Five Below, Inc. (a)	552,078	30,502,310
Lithia Motors, Inc. - Class A	271,030	30,675,175
Wayfair, Inc. - Class A (a)(b)	215,530	15,065,547

		106,204,270

		428,831,440

Health Care - 15.1%
Biotechnology - 6.3%
Avexis, Inc. (a)	109,460	11,439,665
BeiGene Ltd. (ADR) (a)(b)	105,979	9,781,862
Biohaven Pharmaceutical Holding Co., Ltd. (a)(b)	248,143	7,459,178
Blueprint Medicines Corp. (a)	239,278	15,892,845
Clovis Oncology, Inc. (a)	202,480	15,260,918
Ignyta, Inc. (a)	604,357	9,307,098
Loxo Oncology, Inc. (a)	170,874	14,722,504
Neurocrine Biosciences, Inc. (a)	265,880	16,513,807
Prothena Corp. PLC (a)(b)	196,870	11,428,303
TESARO, Inc. (a)	120,683	13,971,471
Ultragenyx Pharmaceutical, Inc. (a)	129,360	5,962,202

		131,739,853

Health Care Management Services - 1.3%
ICON PLC (a)	235,637	28,007,814

Health Care Services - 1.5%
Teladoc, Inc. (a)(b)	937,676	30,990,192

Medical & Dental Instruments & Supplies - 4.5%
Align Technology, Inc. (a)	145,950	34,879,131
Nevro Corp. (a)	321,182	28,129,120
Penumbra, Inc. (a)(b)	293,679	29,529,423

		92,537,674

Pharmaceuticals - 1.5%
Aimmune Therapeutics, Inc. (a)	258,674	7,519,653
GW Pharmaceuticals PLC (ADR) (a)(b)	73,533	7,937,887
Medicines Co. (The) (a)(b)	281,150	8,080,251
Sage Therapeutics, Inc. (a)	120,121	7,601,257

		31,139,048

		314,414,581

Financial Services - 8.9%
Asset Management & Custodian - 1.3%
Affiliated Managers Group, Inc.	142,748	26,622,502

Banks: Diversified - 3.9%
First Republic Bank/CA (b)	232,256	22,621,734
Pinnacle Financial Partners, Inc.	94,690	6,268,478
Signature Bank/New York NY (a)	90,551	11,772,536

Company	Shares	U.S. $ Value
SVB Financial Group (a)	186,301	$40,852,083

		81,514,831

Diversified Financial Services - 2.7%
Lazard Ltd. - Class A	602,773	28,655,828
Stifel Financial Corp.	504,193	26,737,355

		55,393,183

Financial Data & Systems - 1.0%
Vantiv, Inc. - Class A (a)(b)	302,718	21,190,260

		184,720,776

Materials & Processing - 7.2%
Building Materials - 2.8%
Martin Marietta Materials, Inc.	121,189	26,279,835
Watsco, Inc.	185,609	30,916,891

		57,196,726

Building: Climate Control - 1.7%
Lennox International, Inc.	182,540	34,888,870

Chemicals: Diversified - 1.6%
PolyOne Corp.	721,654	33,246,600

Diversified Materials & Processing - 1.1%
Hexcel Corp.	388,061	23,551,422

		148,883,618

Energy - 2.4%
Oil Well Equipment & Services - 0.8%
Oceaneering International, Inc.	810,250	16,383,255

Oil: Crude Producers - 1.6%
Parsley Energy, Inc. - Class A (a)	667,186	17,747,148
PDC Energy, Inc. (a)	317,355	16,162,890

		33,910,038

		50,293,293

Utilities - 0.8%
Utilities: Telecommunications - 0.8%
Vonage Holdings Corp. (a)	2,134,407	17,352,729

Total Common Stocks (cost $1,443,006,077)		2,049,034,839

INVESTMENT COMPANIES - 0.8%
Funds and Investment Trusts - 0.8%
iShares Russell 2000 Growth ETF (b)(c) (cost $15,356,341)	88,910	16,146,056

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co. (The) - Series D
0.00% (a)(d)(e)(f)	42,660	$999,413
Honest Co., Inc. - Series E
0.00% (a)(d)(e)(f)	11,161	218,809

Total Preferred Stocks (cost $2,170,717)		1,218,222

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.85% (c)(g)(h) (cost $13,648,442)	13,648,442	13,648,442

Total Investments Before Security Lending Collateral for Securities Loaned - 100.1% (cost $1,474,181,577)		2,080,047,559

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.4%
Investment Companies - 5.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.85% (c)(g)(h) (cost $111,693,402)	111,693,402	111,693,402

Total Investments - 105.5% (cost $1,585,874,979) (i)		2,191,740,961
Other assets less liabilities - (5.5)%		(114,839,002)

Net Assets - 100.0%		$2,076,901,959

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Fair valued by the Adviser.
(e)	Illiquid security.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $616,642,139 and gross unrealized depreciation of investments was $(10,776,157), resulting in net unrealized appreciation of $605,865,982.

Please note: The sector classifications presented herein are based on the Russell sector classification scheme which was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

AB Discovery Growth Fund, Inc.

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$2,049,034,839		$	– 0	–	$	– 0	–	$2,049,034,839
Investment Companies	16,146,056			– 0	–		– 0	–	16,146,056
Preferred Stocks	– 0	–		– 0	–		1,218,222		1,218,222
Short-Term Investments	13,648,442			– 0	–		– 0	–	13,648,442
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	111,693,402			– 0	–		– 0	–	111,693,402

Total Investments in Securities	2,190,522,739			– 0	–		1,218,222		2,191,740,961
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total (c)	$2,190,522,739		$	– 0	–		$1,218,222		$2,191,740,961

(a)	See Portfolio of Investments for sector classification.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 7/31/17	$1,724,104		$1,724,104
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(724,691)		(724,691)
Purchases	218,809		218,809

Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 10/31/17	$1,218,222		$1,218,222

Net change in unrealized appreciation/depreciation from investments held as of 10/31/17	$(724,691)		$(724,691)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/17 (000)	Dividend Income (000)
Government Money Market	$51,932	$129,034	$167,318	$13,648	$58
Government Money Market*	107,422	321,337	317,066	111,693	278

Total	$159,354	$450,371	$484,384	$125,341	$336

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2017